Basis of Preparation and Statement of Compliance	12 Months Ended
Dec. 31, 2024
Basis Of Preparation And Statement Of Compliance [Abstract]
Basis of Preparation and Statement of Compliance

2. BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE
These Consolidated Financial Statements are presented in Canadian dollars, which is the Company's functional and presentation currency. Certain Cenovus subsidiaries operate in countries other than Canada and have functional currencies other than the Canadian dollar. All references to C$ or $ are to Canadian dollars and references to US$ are to U.S. dollars.
These Consolidated Financial Statements were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) (the “IFRS Accounting Standards”) and interpretations of the International Financial Reporting Interpretations Committee.
These Consolidated Financial Statements were prepared on a historical cost basis, except as detailed in the Company’s accounting policies as disclosed in Note 36.
These Consolidated Financial Statements were approved by the Board of Directors effective February 19, 2025.